Interest-Bearing Borrowings (Details) - Schedule of contractual maturities of the gross obligations under repurchase agreements - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Abstract]
Gross obligations under repurchase agreements	¥ 111,593,865	¥ 45,250,000
Overnight [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Abstract]
Gross obligations under repurchase agreements
Up to 30 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Abstract]
Gross obligations under repurchase agreements
30 to 90 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Abstract]
Gross obligations under repurchase agreements
Greater than 90 days [Member]
Schedule of Contractual Maturities of the Gross Obligations under Repurchase Agreements [Abstract]
Gross obligations under repurchase agreements	¥ 111,593,865	¥ 45,250,000